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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 33-8553) UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 36
                                      AND


              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                                AMENDMENT NO. 38



                          VANGUARD QUANTITATIVE FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                              HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE
          ON JANUARY 28, 2008, PURSUANT TO PARAGRAPH (B) OF RULE 485.



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



Part A-Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant's filing pursuant to Rule 485(b) on January 23, 2008.

                                     PART C

                          VANGUARD QUANTITATIVE FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS



(a) Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed on January 23, 2008, Post-Effective Amendment No. 35, is hereby incorporated by reference.

(b) By-Laws, filed on January 25, 2007, Post-Effective Amendment No. 33, is hereby incorporated by reference.
(c) Instruments Defining Rights of Security Holders, Reference is made to Articles III and V of the Registrant's Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d) Investment Advisory Contract, for Franklin Portfolio Associates LLC., filed on January 16, 2007, Post-Effective Amendment No. 32, is hereby incorporated by reference.
(e)    Underwriting Contracts, not applicable.
(f) Bonus or Profit Sharing Contracts, reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information.
(g) Custodian Agreement, for U.S. Bank and for Bank of New York, filed on May 5, 2006, Post-Effective Amendment No. 26, is hereby incorporated by reference.

(h) Amended and Restated Funds' Service Agreement, filed on January 23, 2008, Post-Effective Amendment No. 35, is hereby incorporated by reference.

(i)    Legal Opinion, not applicable.

(j) Other Opinions, Consent of Independent Registered Public Accounting Firm, filed on January 23, 2008, Post-Effective Amendment No. 35, is hereby incorporated by reference.

(k)    Omitted Financial Statements, not applicable.
(l)    Initial Capital Agreements, not applicable.
(m)    Rule 12b-1 Plan, not applicable.

(n) Rule 18f-3 Plan, for Growth & Income Fund, filed on January 23, 2008, Post-Effective Amendment No. 35, is hereby incorporated by reference. For Structured Equity Funds, is filed herewith.

(o)    Reserved.
(p) Code of Ethics, for the Vanguard Group, Inc., filed on November 1, 2006, Post-Effective Amendment No. 31 and for Franklin Portfolio Associates, filed on May 5, 2006, Post-Effective Amendment No. 26 are hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION


The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

Franklin Portfolio Associates LLC is an investment advisor registered under the Investment Advisers Act of 1940, as amended (the Adviser Act). Franklin Portfolio Associates LLC is a wholly-owned subsidiary of MBC Investments Corporation which is a wholly-owned subsidiary of Mellon Corporation that has no affiliation to The Franklin/Templeton Group of Funds or Franklin Resources, Inc. Neither Franklin Portfolio Associates LLC nor MBC has any other affiliation with the registrant. The list required by this Item 26 of officers and partners of Franklin Portfolio Associates LLC, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Franklin Portfolio Associates LLC pursuant to the Advisers Act (SEC File No. 801-54328).

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).


ITEM 27. PRINCIPAL UNDERWRITERS

(a)Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of 37 investment companies with more than 145 funds.

(b)The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.


Name                        Positions and Office with Underwriter                   Positions and Office with Funds
----                        -------------------------------------                   -------------------------------
R. Gregory Barton           Director and Senior Vice President                      None

John J. Brennan             Director                                                Trustee, Chairman, President, and Chief
                                                                                    Executive Officer
Mortimer J. Buckley         Director and Senior Vice President                      None

F. William McNabb III       Director and Senior Vice President                      None

Michael S. Miller           Director and Managing Director                          None

Ralph K Packard             Director                                                None

George U. Sauter            Director and Senior Vice President                      None

Heidi Stam                  Director, Vice President, and General Counsel           Secretary

Richard D. Carpenter        Treasurer                                               None

David L. Cermak             Principal                                               None

Joseph Colaizzo             Financial and Operations Principal and Assistant        None
                            Treasurer
Patti Colby                 Principal                                               None

Michael L. Kimmel           Secretary                                               None

Sean P. Hagerty             Principal                                               None

Jack T. Wagner              Assistant Treasurer                                     None

Jennifer M. Halliday        Assistant Treasurer                                     None

Brian P. McCarthy           Senior Registered Options Principal                     None

Deborah McCracken           Assistant Secretary                                     None

Name                        Positions and Office with Underwriter                   Positions and Office with Funds
----                        -------------------------------------                   -------------------------------
Miranda O'Keefe             Compliance Registered Options Principal                 None

Joseph F. Miele             Registered Municipal Securities Principal               None

Jane K. Myer                Principal                                               None

Pauline C. Scalvino         Chief Compliance Officer                                Chief Compliance Officer


(c) Not applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of the Registrant, 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; the Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodians, U.S. Bank, National Association, 123 South Broad Street, Philadelphia, Pennsylvania 19109 for the Growth and Income Fund, and The Bank of New York, One Wall Street, New York, New York 10286 for the Structured Large-Cap Equity Fund, Structured Broad Market Fund, Structured Large-Cap Growth Fund, and Structured Large-Cap Value Fund.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth in the section entitled "Management of the Fund" in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 24th day of January, 2008.

                                   VANGUARD QUANTITATIVE FUNDS

                                   BY:_____________(signature)________________

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           SIGNATURE                         TITLE                       DATE
   --------------------------------------------------------------------------------

By:----------------------------President, Chairman, Chief           January 24, 2008
      /S/ JOHN J. BRENNAN      Executive Officer, and Trustee
          (Heidi Stam)
        John J. Brennan*
By:----------------------------Trustee                              January 24, 2008
      /S/ CHARLES D. ELLIS
          (Heidi Stam)
       Charles D. Ellis*
By:----------------------------Trustee                              January 24, 2008
       /S/ EMERSON U. FULLWOOD
          (Heidi Stam)
        Emerson U. Fullwood*
By:----------------------------Trustee                              January 24, 2008
       /S/ RAJIV L. GUPTA
          (Heidi Stam)
        Rajiv L. Gupta*
By:----------------------------Trustee                              January 24, 2008
        /S/ AMY GUTMANN
          (Heidi Stam)
          Amy Gutmann*
By:----------------------------Trustee                              January 24, 2008
   /S/ JOANN HEFFERNAN HEISEN
          (Heidi Stam)
    JoAnn Heffernan Heisen*
By:----------------------------Trustee                              January 24, 2008
      /S/ ANDRE F. PEROLD
          (Heidi Stam)
        Andre F. Perold*
By:----------------------------Trustee                              January 24, 2008
   /S/ ALFRED M. RANKIN, JR.
          (Heidi Stam)
     Alfred M. Rankin, Jr.*
By:----------------------------Trustee                              January 24, 2008
     /S/ J. LAWRENCE WILSON
          (Heidi Stam)
      J. Lawrence Wilson*
By:----------------------------Treasurer and Principal              January 24, 2008
     /S/ THOMAS J. HIGGINS     Financial Office and Principal
          (Heidi Stam)         Accounting Officer
       Thomas J. Higgins*

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601.
 Incorporated by Reference.

                               INDEX TO EXHIBITS



Rule 18f-3 Plan . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Ex-99.N